SUBSEQUENT EVENTS (Narrative) (Details) (Subsequent Event [Member])	Feb. 13, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Pro rata stock dividend rate in Ordinary B Shares, authorized by board of directors	12.50%